Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	CK0001168990
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Entity Filer Category	Smaller Reporting Company